CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net income (loss)	$ (2,311,400)	$ (367,200)	$ (703,300)	$ 645,600
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on sale of investment securities	(34,600)	(4,000)	(4,400)	13,200
Depreciation and amortization	126,700	123,300	160,900	257,300
Deferred income tax (benefit) expense	(652,300)	(82,100)	(106,000)	(38,500)
Unrealized holding (gain) loss on investment securities	18,900	42,700	12,400	(3,000)
Loss on disposal of subsidiary	405,400	0	0	0
Bad debt recovery	0	0	3,400	0
Gain on sale of fixed assets	0	(300)	(300)	0
Stock-based compensation	1,429,400	50,000	65,800	46,800
Change in fair value of contingent consideration	(118,500)	60,000	112,600	521,200
Changes in operating assets and liabilities:
Trade accounts receivable	(758,500)	(210,000)	906,800	(6,500)
Inventories	(697,700)	(452,500)	(292,400)	(324,400)
Income tax receivable	(1,500)	0	(334,800)	0
Prepaid expenses and other assets	57,400	9,500	(22,400)	(60,100)
Right-of-use assets	87,700	(867,400)	(803,300)	0
Accounts payable	142,600	(117,100)	(214,400)	141,000
Lease liabilities	(51,000)	933,300	867,700	0
Accrued expenses and taxes	(222,600)	(38,100)	191,500	(109,300)
Contract liabilities	(20,000)	116,100	89,000	(63,800)
Bank overdraft	7,500	0	(96,900)	140,000
Total adjustments	(281,100)	(436,600)	535,200	513,900
Net cash (used in) provided by operating activities	(2,592,500)	(803,800)	(168,100)	1,159,500
Investing activities:
Purchase of investment securities	(6,609,200)	(62,800)	(63,400)	(157,900)
Redemption of investment securities	1,631,000	53,600	55,000	151,900
Proceeds from sale of discontinued operations	440,000	0	0	0
Proceeds from sale of fixed assets	0	1,000	1,000	0
Capital expenditures	(183,700)	(38,100)	(50,900)	(187,800)
Purchase of other intangible assets	(41,200)	(20,000)	(25,800)	(24,600)
Net cash used in investing activities	(4,763,100)	(66,300)	(84,100)	(218,400)
Financing activities:
Principal payments on note payable	0	0	0	(5,800)
Cash dividend declared and paid	0	0	0	(74,700)
Proceeds from Payroll Protection Program loan	433,800	0	563,800	0
Line of credit proceeds	0	0	0	50,000
Issuance of common stock and warrants, net of issuance costs	0	0	6,004,400	0
Line of credit repayments	0	0	0	(50,000)
Proceeds from exercise of stock options	3,000	7,000	13,800	0
Payments for contingent consideration	(13,400)	0	(372,600)	(311,200)
Net cash provided by (used in) financing activities	423,400	7,000	6,209,400	(391,700)
Net increase in cash and cash equivalents	(6,932,200)	(863,100)	5,957,200	549,400
Cash and cash equivalents, beginning of year	7,559,700	1,602,500	1,602,500	1,053,100
Cash and cash equivalents, end of year	627,500	739,400	7,559,700	1,602,500
Cash paid during the period for:
Income Taxes	2,500	40,900	40,900	56,700
Interest	$ 0	$ 0	$ 0	$ 1,500